Vanguard® Short-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
United States Treasury Note/Bond	2.875%	6/15/25	271,887	265,600
United States Treasury Note/Bond	0.250%	6/30/25	268,444	254,854
United States Treasury Note/Bond	2.750%	6/30/25	95,795	93,400
United States Treasury Note/Bond	4.625%	6/30/25	235,753	234,427
United States Treasury Note/Bond	3.000%	7/15/25	252,002	246,174
United States Treasury Note/Bond	0.250%	7/31/25	255,891	242,017
United States Treasury Note/Bond	2.875%	7/31/25	143,212	139,587
United States Treasury Note/Bond	4.750%	7/31/25	259,613	258,477
United States Treasury Note/Bond	2.000%	8/15/25	361,273	348,177
United States Treasury Note/Bond	3.125%	8/15/25	259,534	253,532
United States Treasury Note/Bond	6.875%	8/15/25	6,044	6,174
United States Treasury Note/Bond	0.250%	8/31/25	302,747	285,197
United States Treasury Note/Bond	2.750%	8/31/25	139,057	135,103
United States Treasury Note/Bond	5.000%	8/31/25	276,459	276,027
United States Treasury Note/Bond	3.500%	9/15/25	279,373	273,829
United States Treasury Note/Bond	0.250%	9/30/25	348,717	327,304
United States Treasury Note/Bond	3.000%	9/30/25	147,306	143,393
United States Treasury Note/Bond	5.000%	9/30/25	319,313	318,914
United States Treasury Note/Bond	4.250%	10/15/25	268,109	265,218
United States Treasury Note/Bond	0.250%	10/31/25	331,407	309,917
United States Treasury Note/Bond	3.000%	10/31/25	119,813	116,462
United States Treasury Note/Bond	5.000%	10/31/25	288,213	287,943
United States Treasury Note/Bond	2.250%	11/15/25	360,716	346,682
United States Treasury Note/Bond	4.500%	11/15/25	247,176	245,284
United States Treasury Note/Bond	0.375%	11/30/25	340,717	318,145
United States Treasury Note/Bond	2.875%	11/30/25	156,588	151,744
United States Treasury Note/Bond	4.875%	11/30/25	300,354	299,697
United States Treasury Note/Bond	4.000%	12/15/25	291,118	286,751
United States Treasury Note/Bond	0.375%	12/31/25	295,704	275,097
United States Treasury Note/Bond	2.625%	12/31/25	146,999	141,716
United States Treasury Note/Bond	4.250%	12/31/25	283,926	280,643
United States Treasury Note/Bond	3.875%	1/15/26	272,484	267,758
United States Treasury Note/Bond	0.375%	1/31/26	394,283	365,574
United States Treasury Note/Bond	2.625%	1/31/26	187,372	180,346
United States Treasury Note/Bond	4.250%	1/31/26	342,346	338,388
United States Treasury Note/Bond	1.625%	2/15/26	340,579	322,113
United States Treasury Note/Bond	4.000%	2/15/26	296,354	291,677
United States Treasury Note/Bond	6.000%	2/15/26	25,311	25,710
United States Treasury Note/Bond	0.500%	2/28/26	409,188	379,074
United States Treasury Note/Bond	2.500%	2/28/26	167,950	161,101
United States Treasury Note/Bond	4.625%	2/28/26	351,752	349,883
United States Treasury Note/Bond	4.625%	3/15/26	264,275	262,871
United States Treasury Note/Bond	0.750%	3/31/26	324,541	301,164
United States Treasury Note/Bond	2.250%	3/31/26	145,449	138,722
United States Treasury Note/Bond	4.500%	3/31/26	260,692	258,818
United States Treasury Note/Bond	3.750%	4/15/26	247,045	241,950
United States Treasury Note/Bond	0.750%	4/30/26	370,115	342,472
United States Treasury Note/Bond	2.375%	4/30/26	98,479	93,986
United States Treasury Note/Bond	4.875%	4/30/26	262,279	262,197
United States Treasury Note/Bond	1.625%	5/15/26	348,307	327,300
United States Treasury Note/Bond	3.625%	5/15/26	247,086	241,334
United States Treasury Note/Bond	0.750%	5/31/26	363,343	335,184
United States Treasury Note/Bond	2.125%	5/31/26	155,412	147,374
United States Treasury Note/Bond	4.875%	5/31/26	350,000	350,055
United States Treasury Note/Bond	4.125%	6/15/26	271,866	268,000
United States Treasury Note/Bond	0.875%	6/30/26	345,479	318,758
United States Treasury Note/Bond	1.875%	6/30/26	158,928	149,690
United States Treasury Note/Bond	4.500%	7/15/26	269,690	267,836
United States Treasury Note/Bond	0.625%	7/31/26	379,778	347,438
United States Treasury Note/Bond	1.875%	7/31/26	162,849	153,078
United States Treasury Note/Bond	1.500%	8/15/26	362,272	337,309
United States Treasury Note/Bond	4.375%	8/15/26	257,912	255,494

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	6.750%	8/15/26	24,243	25,205
	United States Treasury Note/Bond	0.750%	8/31/26	390,279	356,861
	United States Treasury Note/Bond	1.375%	8/31/26	155,628	144,321
	United States Treasury Note/Bond	4.625%	9/15/26	295,303	294,149
	United States Treasury Note/Bond	0.875%	9/30/26	376,716	344,695
	United States Treasury Note/Bond	1.625%	9/30/26	118,215	110,088
	United States Treasury Note/Bond	4.625%	10/15/26	305,296	304,247
	United States Treasury Note/Bond	1.125%	10/31/26	364,345	334,343
	United States Treasury Note/Bond	1.625%	10/31/26	153,195	142,328
	United States Treasury Note/Bond	2.000%	11/15/26	301,006	281,958
	United States Treasury Note/Bond	4.625%	11/15/26	295,449	294,526
	United States Treasury Note/Bond	6.500%	11/15/26	15,037	15,688
	United States Treasury Note/Bond	1.250%	11/30/26	390,284	358,391
	United States Treasury Note/Bond	1.625%	11/30/26	150,639	139,671
	United States Treasury Note/Bond	4.375%	12/15/26	336,671	333,725
	United States Treasury Note/Bond	1.250%	12/31/26	346,724	317,794
	United States Treasury Note/Bond	1.750%	12/31/26	137,800	127,917
	United States Treasury Note/Bond	4.000%	1/15/27	336,602	330,606
	United States Treasury Note/Bond	1.500%	1/31/27	496,621	456,969
	United States Treasury Note/Bond	2.250%	2/15/27	283,035	265,522
	United States Treasury Note/Bond	4.125%	2/15/27	347,873	342,764
	United States Treasury Note/Bond	6.625%	2/15/27	119	125
	United States Treasury Note/Bond	1.125%	2/28/27	88,286	80,244
	United States Treasury Note/Bond	1.875%	2/28/27	332,101	308,076
	United States Treasury Note/Bond	4.250%	3/15/27	307,307	303,802
	United States Treasury Note/Bond	0.625%	3/31/27	143,245	128,003
	United States Treasury Note/Bond	2.500%	3/31/27	308,624	290,926
	United States Treasury Note/Bond	4.500%	4/15/27	354,813	353,094
	United States Treasury Note/Bond	0.500%	4/30/27	191,732	170,192
	United States Treasury Note/Bond	2.750%	4/30/27	298,295	282,774
	United States Treasury Note/Bond	2.375%	5/15/27	296,085	277,487
	United States Treasury Note/Bond	4.500%	5/15/27	358,406	356,726
	United States Treasury Note/Bond	0.500%	5/31/27	193,247	170,933
	United States Treasury Note/Bond	2.625%	5/31/27	296,611	279,788
Total U.S. Government and Agency Obligations (Cost $24,058,284)					23,834,077
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund (Cost $72,033)	5.397%		720,437	72,036
Total Investments (99.4%) (Cost $24,130,317)					23,906,113
Other Assets and Liabilities—Net (0.6%)					143,786
Net Assets (100%)					24,049,899
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	23,834,077	—	23,834,077
Temporary Cash Investments	72,036	—	—	72,036
Total	72,036	23,834,077	—	23,906,113